Accounts receivable, net (Details Narrative) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses			¥ 11,539	¥ 91
Reverse for credit losses		¥ 3,587
Cumulative effect of adjustment to shareholders equity			617
Accounts receivable written off			¥ 4,170
Accounting Standards Update 2016-13 [Member]
Cumulative effect of adjustment to shareholders equity	¥ 617